THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
International Equity Fund
MARCH 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.0%
	Shares	Value
CANADA — 9.2%
Financials — 2.0%
Intact Financial	12,557	$2,565,500

Industrials — 4.3%
RB Global	55,280	5,544,584

Information Technology — 2.9%
Constellation Software	1,137	3,600,799
Descartes Systems Group *	674	67,852
		3,668,651

		11,778,735

CHINA — 3.5%
Communication Services — 3.5%
Tencent Holdings	70,396	4,498,020

DENMARK — 0.3%
Health Care — 0.3%
Novo Nordisk, Cl B	5,541	378,884

FRANCE — 7.6%
Consumer Discretionary — 2.3%
Hermes International	1,139	2,996,854

Consumer Staples — 1.6%
L'Oreal	5,350	1,988,563

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
International Equity Fund
MARCH 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Industrials — 0.5%
Schneider Electric	2,992	$690,691

Materials — 3.2%
Air Liquide	21,458	4,075,857

		9,751,965

GERMANY — 10.2%
Communication Services — 1.3%
CTS Eventim & KGaA	17,432	1,748,824

Industrials — 4.6%
Rheinmetall	4,124	5,901,143

Information Technology — 4.3%
SAP	20,592	5,517,636

		13,167,603

INDIA — 0.1%
Financials — 0.1%
ICICI Bank	11,931	187,532

IRELAND — 3.4%
Consumer Discretionary — 1.4%
Flutter Entertainment *	8,170	1,811,191

Industrials — 1.7%
Experian	46,832	2,169,986

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
International Equity Fund
MARCH 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
IRELAND — continued
Information Technology — 0.3%
Accenture, Cl A	1,169	$364,775

		4,345,952

ITALY — 1.0%
Consumer Discretionary — 1.0%
Ferrari	2,988	1,276,061

JAPAN — 6.1%
Health Care — 0.9%
Terumo	64,551	1,214,594

Industrials — 1.8%
MonotaRO	126,341	2,360,144

Information Technology — 3.4%
Keyence	1,204	473,425
Nomura Research Institute	81,355	2,648,297
Obic	40,515	1,168,170
		4,289,892

		7,864,630

NETHERLANDS — 2.7%
Communication Services — 2.2%
Universal Music Group	105,455	2,911,938

Industrials — 0.5%
Wolters Kluwer	4,009	624,188

		3,536,126

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
International Equity Fund
MARCH 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — 3.1%
Consumer Discretionary — 3.1%
Amadeus IT Group	51,717	$3,960,655

SWEDEN — 11.1%
Financials — 3.8%
Svenska Handelsbanken, Cl A	434,807	4,913,978

Industrials — 7.3%
Atlas Copco, Cl A	37,581	600,297
Beijer Ref, Cl B	64,541	907,920
Epiroc, Cl A	193,714	3,900,303
Lifco, Cl B	112,020	3,973,774
		9,382,294

		14,296,272

SWITZERLAND — 7.7%
Consumer Staples — 1.5%
Chocoladefabriken Lindt & Spruengli	137	1,852,164

Health Care — 3.4%
Alcon	13,478	1,278,860
Galderma Group *	29,670	3,135,618
		4,414,478

Industrials — 2.8%
Schindler Holding	11,581	3,629,620

		9,896,262

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
International Equity Fund
MARCH 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 0.4%
Information Technology — 0.4%
Taiwan Semiconductor Manufacturing ADR	2,792	$463,472

UNITED KINGDOM — 13.5%
Consumer Discretionary — 3.8%
Games Workshop Group	27,251	4,951,575

Consumer Staples — 4.2%
Coca-Cola Europacific Partners	61,966	5,392,901

Financials — 1.8%
London Stock Exchange Group	15,186	2,255,546

Industrials — 2.7%
RELX	70,236	3,528,019

Information Technology — 1.0%
Halma	37,749	1,266,545

		17,394,586

UNITED STATES — 11.1%
Consumer Staples — 6.4%
Philip Morris International	51,827	8,226,499

Energy — 0.3%
Schlumberger	8,966	374,779

Financials — 4.4%
Aon, Cl A	10,049	4,010,456

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
International Equity Fund
MARCH 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Mastercard, Cl A	2,911	$1,595,577
		5,606,033

		14,207,311

TOTAL COMMON STOCK
(Cost $99,131,586)		117,004,066

TOTAL INVESTMENTS — 91.0%
(Cost $99,131,586)		$117,004,066

Percentages are based on Net Assets of $128,546,881.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
GLOBAL Equity Fund
MARCH 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%
	Shares	Value
BRAZIL — 1.1%
Consumer Staples — 1.1%
Raia Drogasil	64,900	$217,681

CANADA — 6.1%
Industrials — 2.8%
RB Global	5,642	565,893

Information Technology — 3.3%
Constellation Software	212	671,389

		1,237,282

CHINA — 1.6%
Communication Services — 1.6%
Tencent Holdings	5,000	319,480

DENMARK — 1.3%
Health Care — 1.3%
Novo Nordisk, Cl B	3,972	271,599

FRANCE — 9.9%
Consumer Discretionary — 1.4%
LVMH Moet Hennessy Louis Vuitton	457	283,011

Consumer Staples — 1.8%
L'Oreal	955	354,968

Health Care — 1.6%
EssilorLuxottica	1,173	338,023

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
GLOBAL Equity Fund
MARCH 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Industrials — 3.0%
Bureau Veritas	10,242	$310,744
Schneider Electric	1,292	298,253
		608,997

Materials — 2.1%
Air Liquide	2,236	424,719

		2,009,718

GERMANY — 3.1%
Information Technology — 3.1%
SAP	2,344	628,076

HONG KONG — 2.1%
Financials — 2.1%
AIA Group	55,800	422,399

INDIA — 2.8%
Financials — 2.1%
ICICI Bank	27,294	429,008

Information Technology — 0.7%
Tata Consultancy Services	3,380	142,185

		571,193

INDONESIA — 0.8%
Financials — 0.8%
Bank Rakyat Indonesia Persero	655,500	158,455

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
GLOBAL Equity Fund
MARCH 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
IRELAND — 5.5%
Consumer Discretionary — 1.9%
Flutter Entertainment *	1,745	$386,846

Industrials — 3.6%
Experian	15,543	720,193

		1,107,039

JAPAN — 1.3%
Health Care — 1.3%
Hoya	2,400	270,860

MEXICO — 0.9%
Consumer Staples — 0.9%
Wal-Mart de Mexico	64,412	178,054

NETHERLANDS — 2.7%
Communication Services — 1.1%
Universal Music Group	8,213	226,786

Industrials — 1.6%
Wolters Kluwer	1,990	309,837

		536,623

SWEDEN — 1.1%
Industrials — 1.1%
Epiroc, Cl A	11,328	228,082

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
GLOBAL Equity Fund
MARCH 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 2.0%
Health Care — 2.0%
Alcon	4,280	$406,108

TAIWAN — 3.3%
Information Technology — 3.3%
Taiwan Semiconductor Manufacturing ADR	4,066	674,956

UNITED KINGDOM — 7.0%
Financials — 3.2%
London Stock Exchange Group	4,299	638,521

Industrials — 3.8%
RELX	15,277	767,378

		1,405,899

UNITED STATES — 46.0%
Communication Services — 3.9%
Alphabet, Cl C	4,996	780,525

Consumer Discretionary — 7.2%
Amazon.com *	5,385	1,024,550
Booking Holdings	57	262,594
NIKE, Cl B	2,715	172,348
		1,459,492

Consumer Staples — 7.2%
Coca-Cola	15,692	1,123,861
PepsiCo	2,232	334,666
		1,458,527

Financials — 6.3%
CME Group, Cl A	2,319	615,207

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
GLOBAL Equity Fund
MARCH 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Mastercard, Cl A	1,216	$666,514
		1,281,721

Health Care — 8.7%
Abbott Laboratories	5,239	694,953
Becton Dickinson	1,112	254,715
Boston Scientific *	3,500	353,080
Thermo Fisher Scientific	898	446,845
		1,749,593

Industrials — 3.0%
Ferguson Enterprises	1,792	287,132
Union Pacific	1,343	317,270
		604,402

Information Technology — 8.5%
Adobe *	494	189,464
Microsoft	2,919	1,095,764
ServiceNow *	143	113,848
Synopsys *	718	307,914
		1,706,990

Materials — 1.2%
Vulcan Materials	1,053	245,665

		9,286,915

TOTAL COMMON STOCK
(Cost $19,267,776)		19,930,419

TOTAL INVESTMENTS — 98.6%
(Cost $19,267,776)		$19,930,419

Percentages are based on Net Assets of $20,209,620.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

VON-QH-001-0200